Financial Risk Management - Vasta Platform (Successor) (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	R$ 793,341
Lease Liabilities	173,103	R$ 153,714
Accounts Payable for business combination	48,055	10,941	10,708
Suppliers	168,941
Reverse Factoring	110,513	302,104
Other liabilities - related parties	135,307
Loans from related parties	20,884
Financial liabilities by maturity ranges	1,450,144
Working capital	503,984	326,550
Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	821,449
Lease Liabilities	178,538
Accounts Payable for business combination	49,758
Suppliers	168,941
Reverse Factoring	117,796
Other liabilities - related parties	135,307
Loans from related parties	21,667
Financial liabilities by maturity ranges	1,493,457
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	502,882
Lease Liabilities	18,263
Accounts Payable for business combination	17,132
Suppliers	168,941
Reverse Factoring	110,513
Other liabilities - related parties	135,307
Loans from related parties	20,884
Financial liabilities by maturity ranges	973,922
Not later than one year [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	520,699
Lease Liabilities	18,836
Accounts Payable for business combination	17,739
Suppliers	168,941
Reverse Factoring	117,796
Other liabilities - related parties	135,307
Loans from related parties	21,667
Financial liabilities by maturity ranges	1,000,986
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	290,459
Lease Liabilities	30,968
Accounts Payable for business combination	13,811
Suppliers
Reverse Factoring
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges	335,238
Later than one year and not later than two years [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	300,750
Lease Liabilities	31,940
Accounts Payable for business combination	14,300
Suppliers
Reverse Factoring
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges	346,991
Over two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds
Lease Liabilities	123,872
Accounts Payable for business combination	17,112
Suppliers
Reverse Factoring
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges	140,984
Over two years | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds
Lease Liabilities	127,762
Accounts Payable for business combination	17,718
Suppliers
Reverse Factoring
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges	R$ 145,480
Vasta Platform (Successor)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		1,640,947
Lease Liabilities		153,714
Accounts Payable for business combination		10,941	10,708	R$ 10,589
Suppliers		128,728
Reverse Factoring		94,930
Suppliers - related Parties		207,174
Other liabilities - related parties		49,244
Loans from related parties		29,192
Financial liabilities by maturity ranges		2,314,870
Working capital		326,550	R$ 236,643
Vasta Platform (Successor) | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		1,738,746
Lease Liabilities		159,248
Accounts Payable for business combination		11,593
Suppliers		128,728
Reverse Factoring		101,186
Suppliers - related Parties		222,090
Other liabilities - related parties		49,244
Loans from related parties		29,192
Financial liabilities by maturity ranges		2,440,027
Vasta Platform (Successor) | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		440,947
Lease Liabilities		7,101
Accounts Payable for business combination		1,772
Suppliers		128,728
Reverse Factoring		94,930
Suppliers - related Parties		207,174
Other liabilities - related parties		49,244
Loans from related parties		29,192
Financial liabilities by maturity ranges		959,088
Vasta Platform (Successor) | Not later than one year [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		467,227
Lease Liabilities		7,357
Accounts Payable for business combination		1,878
Suppliers		128,728
Reverse Factoring		101,186
Suppliers - related Parties		222,090
Other liabilities - related parties		49,244
Loans from related parties		29,192
Financial liabilities by maturity ranges		1,006,901
Vasta Platform (Successor) | Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		1,200,000
Lease Liabilities		29,323
Accounts Payable for business combination		1,030
Suppliers
Reverse Factoring
Suppliers - related Parties
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges		1,230,353
Vasta Platform (Successor) | Later than one year and not later than two years [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		1,271,519
Lease Liabilities		30,379
Accounts Payable for business combination		1,091
Suppliers
Reverse Factoring
Suppliers - related Parties
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges		1,302,989
Vasta Platform (Successor) | Over two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds
Lease Liabilities		117,290
Accounts Payable for business combination		8,139
Suppliers
Reverse Factoring
Suppliers - related Parties
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges		125,429
Vasta Platform (Successor) | Over two years | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds
Lease Liabilities		121,512
Accounts Payable for business combination		8,624
Suppliers
Reverse Factoring
Suppliers - related Parties
Other liabilities - related parties
Loans from related parties
Financial liabilities by maturity ranges		R$ 130,137